Voluntary Reorganization Under Chapter 11 (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended					0 Months Ended						0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 22, 2012	Dec. 31, 2012 Debtor Reorganization Items Amount Paid [Member]	Dec. 31, 2012 Debtor Reorganization Items Amount Accrued [Member]	Nov. 13, 2012 Support Agreement [Member]	Nov. 13, 2012 Noteholders [Member] Support Agreement [Member]	Oct. 03, 2012 Noteholders [Member] Support Agreement [Member]	Nov. 13, 2012 Preferred Stockholders [Member] Support Agreement [Member]	Nov. 13, 2012 Senior Notes [Member] Senior Secured Notes, 10.5% Due 2017 [Member] Support Agreement [Member]	Nov. 13, 2012 Senior Notes [Member] Senior Secured Notes, 10.5% Due 2017 [Member] Preferred Stockholders [Member] Support Agreement [Member]	Oct. 03, 2012 Senior Notes [Member] Senior Secured Notes, 10.5% Due 2017 [Member] Preferred Stockholders [Member] Support Agreement [Member]	Nov. 13, 2012 Exit Facility [Member] Support Agreement [Member]	Aug. 22, 2012 Debtor in Possession Financing [Member]	Nov. 13, 2012 Debtor in Possession Financing [Member] Support Agreement [Member]
Fresh-Start Adjustment [Line Items]
Common Stock, Shares Authorized							19,000,000
Preferred Stock, Shares Authorized							1,000,000
Restructuring Plan, Percentage of Outstanding Common Stock Committed to Counterparty								97.50%		2.50%
Issuance of senior secured notes	$ 150,000	$ 0	$ 0									$ 150,000	$ 150,000
Debt instrument, stated interest rate percentage									11.375%		10.50%	10.50%
Restructuring Plan, Warrants, Term										8 years
Restructuring Plan, Warrants, Percentage of Common Stock Outstanding Subject to Warrants										15.00%
Line of Credit Facility, Maximum Borrowing Capacity														25,000
Repayments of Debt																15,900
Cancellation of 11 3/8% senior secured notes and accrued interest theron in connection with reorganization	316,209	0	0								316,209
Investment securities	0	13,567		13,898											13,898
Debtor Reorganization Items, Legal and Advisory Professional Fees	$ 8,415				$ 5,550	$ 2,865
Business Acquisition, Percentage of Voting Interests Acquired	50.00%